Condensed Interim Consolidated Statements of Comprehensive Income (loss) (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
REVENUES
Revenues	$ 22,950	$ 316,819	$ 236,953	$ 891,236	$ 1,108,840	$ 768,650
Cost of revenues	23,570	169,093	79,497	999,508	617,049	510,159
Gross margin	(620)	147,726	157,456	(108,272)	491,791	258,491
EXPENSES
Research and development	272,111	607,533	1,056,918	1,815,619	2,406,006	1,265,454
Selling, general and administrative	1,617,161	2,854,032	4,473,710	8,308,133	11,838,128	14,353,667
Total operating expenses	1,889,272	3,461,565	5,530,628	10,123,752	14,244,134	15,619,121
Operating loss	(1,889,892)	(3,313,839)	(5,373,172)	(10,232,024)	(13,752,343)	(15,360,630)
Employee retention credit	(354,105)		(354,105)
Impairment of goodwill and other intangibles					8,919,002	(11,603)
Change in fair value of warrant liability		(6)		(361,055)	(361,055)	2,024,580
Other income/(expense), net		212,301		265,398	162,902	454,937
Loss before provision for income taxes	(1,535,787)	(3,526,134)	(5,019,067)	(10,127,367)	(22,473,192)	(17,840,147)
Provision for income taxes
Net loss	(1,535,787)	(3,526,134)	(5,019,067)	(10,127,367)	(22,473,192)	(17,840,147)
Other comprehensive loss:
Change in foreign currency translation, net of tax	(4,814)	107,276	23,383	156,600	154,970
Total other comprehensive income (loss)	(4,814)	107,276	23,383	156,600	154,970
Total comprehensive loss	(1,540,601)	(3,418,858)	(4,995,684)	(9,970,767)	(22,318,222)	(17,840,147)
Less: comprehensive loss attributable to non-controlling interest	215,958	430,972	603,271	1,693,458	2,146,185	3,446,248
Comprehensive loss attributable to shareholders	$ (1,324,643)	$ (2,987,886)	$ (4,392,413)	$ (8,277,309)	$ (20,172,037)	$ (14,393,899)
Basic earnings per share to shareholders (in Dollars per share)	$ (1.99)	$ (28.83)	$ (7.06)	$ (94.33)	$ (192.89)	$ (241.7)
Shares used in computation (in Shares)	669,636	99,908	618,757	86,090	103,773	59,552